Intangible Assets - Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets
2016	$ 37,692
2017	33,156
2018	28,176
2019	24,475
2020	16,729
Thereafter	15,304
Net Carrying Amount	$ 155,532	$ 176,812